 VGOF-P4 04/26

LEGG MASON PARTNERS INVESTMENT TRUST
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective May 1, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

The portfolio managers primarily responsible for the day-to-day management of the fund are Aram E. Green and Amanda Leithe, CFA.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST
ClearBridge Growth Fund	January 1, 2026

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Growth Portfolio	May 1, 2025

Please retain this supplement for future reference.